SHORT-TERM AND LONG-TERM DEBT - LONG-TERM DEBT (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011		Jun. 30, 2010
LONG-TERM DEBT
Capital lease obligations	$ 407		$ 401
All other long-term debt	1,838		1,876
Current portion of long-term debt	(2,994)		(564)
TOTAL	22,033		21,360
Fair value of long-term debt	23,418		23,072
Long-term weighted average interest rates	3.40%	[1]	3.60%	[1]
1.35% USD Note Due August 2011
LONG-TERM DEBT
Long-term notes	1,000		1,000
4.88% EUR note due October 2011
LONG-TERM DEBT
Long-term notes	1,451		1,221
1.38% USD note due August 2012
LONG-TERM DEBT
Long-term notes	1,250		1,250
Floating Rate Note Due November 2012
LONG-TERM DEBT
Long-term notes	500		0
3.38% EUR note due December 2012
LONG-TERM DEBT
Long-term notes	2,031		1,710
4.50% EUR note due May 2014
LONG-TERM DEBT
Long-term notes	2,176		1,832
4.95% USD note due August 2014
LONG-TERM DEBT
Long-term notes	900		900
3.50% USD note due February 2015
LONG-TERM DEBT
Long-term notes	750		750
0.95% JPY note due May 2015
LONG-TERM DEBT
Long-term notes	1,243		1,129
3.15% USD Note Due September 2015
LONG-TERM DEBT
Long-term notes	500		500
1.80% USD note due November 2015 [Member]
LONG-TERM DEBT
Long-term notes	1,000		0
4.85% USD note due December 2015
LONG-TERM DEBT
Long-term notes	700		700
5.13% EUR note due October 2017
LONG-TERM DEBT
Long-term notes	1,596		1,344
4.70% USD note due February 2019
LONG-TERM DEBT
Long-term notes	1,250		1,250
4.13% EUR note due December 2020
LONG-TERM DEBT
Long-term notes	871		733
ESOP Debentures 9.36 Percent Due 2011 To 2021
LONG-TERM DEBT
Long-term notes	808	[2]	854	[2]
4.88% EUR note due May 2027
LONG-TERM DEBT
Long-term notes	1,451		1,221
6.25% GBP note due January 2030
LONG-TERM DEBT
Long-term notes	805		753
5.50% USD note due February 2034
LONG-TERM DEBT
Long-term notes	500		500
5.80% USD note due August 2034
LONG-TERM DEBT
Long-term notes	600		600
5.55% USD note due March 2037
LONG-TERM DEBT
Long-term notes	$ 1,400		$ 1,400

[1]	Weighted average long-term interest rates include the effects of interest rate swaps and net investment hedges discussed in Note 5.
[2]	Debt issued by the ESOP is guaranteed by the Company and must be recorded as debt of the Company as discussed in Note 8.